Warrants (Details Textual) - $ / shares	2 Months Ended
	Mar. 31, 2020	Jun. 30, 2020	Dec. 31, 2019	Apr. 28, 2016
Warrants (Textual)
Warrants outstanding		1,000,000	1,000,000
Warrants issued		1,000,000	1,000,000
Exercise price
Class A Common Shares [Member]
Warrants (Textual)
Registered direct offerings	10,990,000
Warrants to purchase shares	10,990,000
Warrants to purchase outstanding shares	10,990,000
Hangzhou Lianluo Ltd [Member]
Warrants (Textual)
Warrants issued for services				1,000,000
Exercise price				$ 2.20